SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         /   /

         Pre-Effective Amendment No.                            /   /


         Post-Effective Amendment No.    11                     / X /



                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /   /


         Amendment No.     12                                   / X /


         (Check appropriate box or boxes.)

                THE BSG FUNDS - FILE NOS. 333-22075 AND 811-8061
               (Exact Name of Registrant as Specified in Charter)

               1105 SCHROCK ROAD, SUITE 437, COLUMBUS, OHIO 43229
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (614) 848-3400

                     LISA HUNTER, THE BANC STOCK GROUP, INC.
               1105 SCHROCK ROAD, SUITE 437, COLUMBUS, OHIO 43229
                     (Name and Address of Agent for Service)

                                  With copy to:

            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:


/ X / immediately upon filing pursuant to paragraph (b)
/   / on ____________________ pursuant to paragraph (b)
/   / 60 days after filing pursuant to paragraph (a)(1)
/   / on (date) pursuant to paragraph (a)(1)
/   / 75 days after filing pursuant to paragraph (a)(2)
/   / on (date) pursuant to paragraph (a) (2) of Rule 485.


If appropriate, check the following box:

/   / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 11 (the "Amendment") to the Registrant's Registration Statement on Form N-1A is being filed in order to include a new
Exhibit 23(i) Legal Opinion, as well as certain other exhibits. The Amendment does not affect Part A or Part B of Post Effective Amendment No. 10 to the Registrant's Registration Statement filed with the Securities and Exchange Commission on January 12, 2001, which are incorporated herein by reference.


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                                  THE BSG FUNDS

PART C.  OTHER INFORMATION
         -----------------

ITEM 23. EXHIBITS

(a)  Articles of Incorporation

     (i) Copy of Registrant's Amended and Restated Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.


     (ii) Copy of Amendment No. 1 to Registrant's Amended and Restated Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference. Copies of other Amendments to Registrant's Amended and Restated Declaration of Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 10, are hereby incorporated by reference.

     (iii) Copy of Amendment No. 9 to Registrant's Amended and Restated Declaration of Trust is filed herewith.


(b) By-Laws. Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders-None other than in Registrant's Amended and Restated Declaration of Trust, as amended, and By-Laws.

(d)  Investment Advisory Contracts.

     (i) Copy of Registrant's Management Agreement for the Diamond Hill Focus Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.


     (ii) Copy of Registrant's Management Agreement for the Banc Stock Group Fund with its Adviser, Banc Stock Financial Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 10, is hereby incorporated by reference.

     (iii) Copy of Registrant's Management Agreement for the Diamond Hill Small Cap Fund with its Adviser, Diamond Hill Capital Management, Inc., is filed herewith.



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(e)  Underwriting Contracts. Copy of Registrant's Underwriting Agreement with
     Banc Stock Financial Services, Inc., which was filed as an Exhibit to Registrant's Pre- Effective Amendment, is hereby incorporated by reference.

(f)  Bonus or Profit Sharing Contracts- None.

(g) Custodian Agreements. Copy of Registrant's Agreement with the Custodian, Firstar Bank, N.A. (formerly Star Bank, N.A.), which was filed as an Exhibit to Registrant's Pre-Effective Amendment, is hereby incorporated by reference.

(h)  Other Material Contracts.

     (i) Registrant's Administrative Services Agreement with Diamond Hill Capital Management, Inc. for the Diamond Hill Focus Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

     (ii) Copy of Registrant's Administrative Services Agreement with Banc Stock Financial Services, Inc. for the Banc Stock Group Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.


     (iii) Copy of Registrant's Administrative Services Agreement with Diamond Hill Capital Management, Inc. for the Diamond Hill Small Cap Fund is filed herewith.

(i) Legal Opinion and Consent of Brown, Cummins & Brown Co., L.P.A. is filed herewith.


(j) Other Opinions. Consent of McCurdy & Associates CPA's, Inc. is filed herewith.

(k)  Omitted Financial Statements- None.

(l) Initial Capital Agreements. Copy of Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment, is hereby incorporated by reference.

(m)  Rule 12b-1 Plans.


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     (i)  Class A Shares 12b-1 Distribution Expense Plan for the Banc Stock
          Group Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (ii) Class C Shares 12b-1 Distribution Expense Plan for the Banc Stock Group Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.


     (iii) Class A Shares 12b-1 Distribution Expense Plan for the Diamond Hill Focus Fund is filed herewith.

     (iv) Class C Shares 12b-1 Distribution Expense Plan for the Diamond Hill Focus Fund is filed herewith.

     (v) Class A Shares 12b-1 Distribution Expense Plan for the Diamond Hill Small Cap Fund is filed herewith.

     (vi) Class C Shares 12b-1 Distribution Expense Plan for the Diamond Hill Small Cap Fund is filed herewith.


(n) Rule 18f-3 Plan. Rule 18f-3 Plan, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(o)  Powers of Attorney

     (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, are hereby incorporated by reference.


     (ii) Powers of Attorney for Trustees and Officers, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 10, are hereby incorporated by reference.


(p) Code of Ethics - Copy of Code of Ethics of The BSG Funds and The Heartland Group of Companies, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

     None.

ITEM 25. INDEMNIFICATION


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(a)  Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

     SECTION 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

     SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

     The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses


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     by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the Underwriting Agreement, the Underwriter has agreed to indemnify, defend, and hold the Registrant, its officers, trustees, employees, shareholders and agents, and any person who controls the Registrant within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending against such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Registrant, its trustees, officers, employees, shareholders and agents, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any untrue statement of a material fact or alleged untrue statement of a material fact contained in information furnished in writing by the Underwriter to the Registrant for use in the Registration Statement, or arising out of or based upon any omission or alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement necessary to make such information not misleading.

(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     A. Diamond Hill Capital Management, Inc., formerly known as Heartland Advisory Group, Inc., 1105 Schrock Road, Suite 437, Columbus, Ohio 43229 ("DHCM"), adviser to the Diamond Hill Focus Fund and the Diamond Hill Small Cap Fund, is a registered investment adviser.

          (1) DHCM has engaged in no other business during the past two fiscal years.


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          (2)  Information with respect to the directors and officers of DHCM is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-32176).

     B. Banc Stock Financial Services, Inc., 1105 Schrock Road, Suite 437, Columbus, Ohio 43229 ("BSFS"), adviser to the Banc Stock Group Fund, is a registered investment adviser.

          (1) BSFS, a registered broker-dealer, also serves as the Registrant's principal underwriter.

          (2) Information with respect to the directors and officers of BSFS is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-55155).

ITEM 27. PRINCIPAL UNDERWRITERS

          (a)  None.

          (b) Banc Stock Financial Services, Inc. ("BSFS"), 1105 Schrock Road, Suite 437, Columbus, Ohio is the Registrant's principal underwriter. Anthony J. Reilly is the President, Jeffrey C. Barton is the Treasurer and sole Director, and Sandra L. Quinn is the Vice President and Secretary of BSFS.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1105 Schrock Road, Suite 437, Columbus, Ohio 43229 and/or by the Registrant's Custodian, Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or transfer and shareholder service agent, Mutual Funds Service Co., 6000 Memorial Dr., Dublin, Ohio 43017.

ITEM 29. MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B

     None.

ITEM 30. UNDERTAKINGS

     None.



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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, and the State of Ohio on the 31st day of January, 2001.

                                           THE BSG FUNDS

                                           By: /s/ DONALD S. MENDELSOHN
                                              ------------------------------
                                              Donald S. Mendelsohn,
                                              Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

RODERICK H. DILLON, JR.*           President                 January 31, 2001
-----------------------------
Roderick H. Dillon, Jr.

LISA R. HUNTER*                    Trustee, Treasurer,       January 31, 2001
-----------------------------      Secretary and Chief
Lisa R. Hunter                     Financial Officer


JOHN M. BOBB*                      Trustee                   January 31, 2001
-----------------------------
John M. Bobb

GEORGE A. SKESTOS*                 Trustee                   January 31, 2001
-----------------------------
George A. Skestos

WILLIAM P. ZOX*                    Trustee                   January 31, 2001
-----------------------------
William P. Zox

*By: /S/ DONALD S. MENDELSOHN
    -------------------------
    Donald S. Mendelsohn
    Executed by Donald S. Mendelsohn
    on behalf of those indicated pursuant
    to Powers of Attorney

                            POST-EFFECTIVE AMENDMENT

                                  EXHIBIT INDEX


1. Amendment No. 9 to Registrant's Amended and Restated
   Declaration of Trust  . . . . . . . . . . . . . . . . . . . . EX-99.23.a(iii)

2. Management Agreement for the Diamond Hill Small Cap Fund  . . EX-99.23.d(iii)

3. Administrative Services Agreement for the Diamond Hill
   Small Cap Fund  . . . . . . . . . . . . . . . . . . . . . . . EX-99.23.h(iii)

4. Legal Opinion and Consent of Brown, Cummins & Brown
   Co., L.P.A. . . . . . . . . . . . . . . . . . . . . . . . . . EX-99.23.i

5. Consent of Independent Public Accountants . . . . . . . . . . EX-99.23.j

6. Class A Shares 12b-1 Plan for the Diamond Hill Focus Fund . . EX-99.23.m(iii)

7. Class B Shares 12b-1 Plan for the Diamond Hill Focus Fund . . EX-99.23.m(iv)

8. Class A Shares 12b-1 Plan for the Diamond Hill Small Cap
   Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . EX-99.23.m(v)

9. Class B Shares 12b-1 Plan for the Diamond Hill Small Cap
   Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . EX-99.23.m(vi)